UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04052

Legg Mason Partners Money Market Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: August 31

Date of reporting period: May 31, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS MONEY MARKET TRUST

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

FORM N-Q

MAY 31, 2011

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SHORT-TERM INVESTMENTS - 99.9%
Education - 20.0%
Amherst, NY, Development Corp., Student Housing Facility Revenue, UBF Facility Student Housing Corp., LOC-HSBC Bank USA N.A.	0.150%	10/1/35	$2,000,000	$2,000,000	(a)(b)
Chemung County, NY, Industrial Development Agency, Civic Facilities Revenue, Elmira College Project, LOC-JPMorgan Chase	0.170%	7/1/38	3,000,000	3,000,000	(a)(b)
Monroe County, NY, Industrial Development Agency Revenue, Monroe Community College, LOC-JPMorgan Chase	0.180%	1/15/32	7,770,000	7,770,000	(a)(b)
New York State Dormitory Authority Revenue:
Cornell University, SPA-HSBC Bank USA N.A.	0.140%	7/1/33	10,785,000	10,785,000	(a)(b)
Non-State Supported Debt, Culinary Institute of America, XLCA, LOC-TD Banknorth N.A.	0.180%	7/1/36	1,875,000	1,875,000	(a)(b)
Non-State Supported Debt, Long Island University, LOC-Citizens Bank & FHLB	0.170%	9/1/26	3,640,000	3,640,000	(a)(b)
Non-State Supported Debt, Long Island University, LOC-Citizens Bank & FHLB	0.170%	9/1/36	6,330,000	6,330,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.160%	7/1/32	10,000,000	10,000,000	(a)(b)
Non-State Supported Debt, Rockefeller University, SPA-JPMorgan Chase	0.160%	7/1/35	800,000	800,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-Bank of America N.A.	0.160%	7/1/27	4,600,000	4,600,000	(a)(b)
Non-State Supported Debt, University of Rochester, LOC-JPMorgan Chase	0.210%	7/1/33	3,400,000	3,400,000	(a)(b)
Non-State Supported Debt, Wagner College, LOC-TD Bank N.A.	0.130%	7/1/38	11,250,000	11,250,000	(a)(b)
Oxford University Press Inc., LOC-Landesbank Hessen-Thuringen	0.180%	7/1/25	7,300,000	7,300,000	(a)(b)
State Supported Debt, City University of New York, LOC-TD Bank N.A.	0.110%	7/1/31	33,200,000	33,200,000	(a)(b)
State Supported Debt, Cornell University, SPA- HSBC Bank USA N.A.	0.140%	7/1/33	100,000	100,000	(a)(b)
State Supported Debt, New York Public Library Astor Lenox & Tilden Foundations, LOC-TD Bank N.A.	0.140%	7/1/28	290,000	290,000	(a)(b)
Wagner College, LOC-Morgan Guarantee Trust	0.130%	7/1/28	230,000	230,000	(a)(b)
Puerto Rico Industrial, Tourist Educational, Medical & Environmental Pollution Control Facilities Financing Authority, Ana G. Mendez University Systems Project, LOC-Banco Bilbao Vizcaya	0.190%	10/1/21	3,700,000	3,700,000	(a)(b)

Total Education				110,270,000

Finance - 4.5%
New York City, NY, TFA:
Future Tax Secured, SPA-Citibank N.A.	0.130%	8/1/31	5,000,000	5,000,000	(a)(b)
New York City Recovery Project Revenue, SPA- Royal Bank of Canada	0.090%	11/1/22	12,550,000	12,550,000	(a)(b)
New York City Recovery Project Revenue, SPA- Wells Fargo N.A.	0.090%	11/1/22	6,900,000	6,900,000	(a)(b)
New York City Recovery Project Revenue, Subordinated, LIQ-JPMorgan Chase	0.130%	11/1/22	200,000	200,000	(a)(b)

Total Finance				24,650,000

General Obligation - 18.1%
Albany County, NY, GO	1.000%	6/1/11	1,065,000	1,065,000
Albany, NY, City School District, GO, BAN	1.500%	6/24/11	3,082,061	3,083,545
Albany, NY, GO, BAN	2.000%	7/8/11	8,119,480	8,129,439
Amityville, NY, Union Free School District, GO, TAN	1.000%	6/30/11	1,100,000	1,100,453
Arlington, NY, CSD, GO, BAN	1.000%	11/17/11	500,000	500,710

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Berne-Knox-Westerlo, NY, CSD, GO, BAN	1.000%	12/30/11	$700,000	$700,724
Cairo Durham, NY, CSD, GO, BAN	1.500%	6/24/11	1,511,059	1,511,511
Chittenango, NY, CSD, GO:
BAN	1.500%	6/30/11	800,000	800,232
BAN	1.500%	7/8/11	269,750	269,850
Commonwealth of Puerto Rico, GO:
Public Improvement, AGM, SPA-Dexia Credit Local	0.180%	7/1/21	1,600,000	1,600,000	(a)(b)
Public Improvement, AGM, SPA-JPMorgan Chase	0.190%	7/1/29	1,000,000	1,000,000	(a)(b)
Corning, NY, City School District, GO, BAN	1.250%	6/24/11	900,000	900,264
Downsville, NY, CSD, GO, BAN	1.750%	6/30/11	3,225,560	3,226,798
Dunkirk, NY, GO, BAN	1.500%	3/29/12	800,000	803,005
East Moriches, NY, Union Free School District, GO, TAN	1.500%	6/23/11	1,345,000	1,345,264
Essex County, NY, GO, BAN	1.000%	11/18/11	400,000	400,516
Hampton Bays, NY, Union Free School District, GO, TAN	1.000%	6/23/11	1,800,000	1,800,344
Hendrick Hudson, NY, CSD, Westchester, GO, TAN	1.000%	6/24/11	500,000	500,081
Hilton, NY, CSD, GO, BAN	1.250%	6/23/11	396,244	396,281
Jordan-Elbridge, NY, CSD, GO, BAN	1.500%	6/24/11	304,374	304,402
Lloyd, NY, GO, BAN	1.500%	2/24/12	1,260,000	1,263,377
Maine-Endwell, NY, CSD, GO, BAN	1.500%	6/29/11	2,165,000	2,166,219
Middletown, NY, GO, BAN	1.500%	2/23/12	795,769	798,407
New York City, NY, GO:
AGM	0.160%	8/1/22	2,600,000	2,600,000	(a)(b)
AGM, SPA-State Street Bank & Trust Co.	0.160%	8/1/23	180,000	180,000	(a)(b)
LOC-Bank of America N.A.	0.170%	4/1/36	7,950,000	7,950,000	(a)(b)
LOC-JPMorgan Chase	0.100%	8/1/17	1,400,000	1,400,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.100%	8/1/12	10,200,000	10,200,000	(a)(b)
SPA-Wells Fargo Bank N.A.	0.090%	4/1/32	5,300,000	5,300,000	(a)(b)
Subordinated, AGM, SPA-Dexia Credit Local	0.450%	11/1/26	1,300,000	1,300,000	(a)(b)
New York, NY, GO:
LIQ-Lloyds TSB Bank PLC	0.140%	8/1/20	1,300,000	1,300,000	(a)(b)
LOC-KBC Bank N.V.	0.100%	8/1/16	1,500,000	1,500,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.180%	8/15/23	1,700,000	1,700,000	(a)(b)
North Shore, NY, CSD, GO, TAN	1.250%	6/23/11	1,125,000	1,125,417
Ossining Village, NY, GO, BAN	1.000%	11/23/11	1,509,000	1,511,004
Oswego, NY, City School District, GO, BAN	1.000%	8/26/11	8,000,000	8,005,052
Rotterdam-Mohonasen, NY, CSD, GO, BAN	1.500%	7/8/11	3,999,080	4,002,299
Sandy Creek, NY, CSD, GO, BAN	1.500%	7/8/11	700,000	700,182
Saratoga County, NY, GO, BAN	1.250%	7/19/11	1,525,000	1,526,215
Seaford, NY, Union Free School District, GO, BAN	1.250%	7/14/11	4,600,000	4,603,555
Sherburne Earleville, NY, CSD, GO:
BAN	1.500%	6/30/11	1,623,525	1,624,112
BAN	1.750%	6/30/11	552,022	552,273
Sleepy Hollow, NY, GO, BAN	1.000%	8/12/11	900,000	900,527
Stony Point, NY, GO, BAN	1.500%	6/15/11	246,289	246,329
Susquehanna Valley, NY, CSD, GO:
BAN	1.250%	7/29/11	1,450,000	1,450,820
BAN	1.250%	7/29/11	700,000	700,455
Tarrytowns, NY, Union Free School District, GO, BAN	1.000%	2/17/12	1,300,000	1,303,505
Tonawanda, NY, GO, BAN	1.250%	6/16/11	494,000	494,056
West Hempstead, NY, Union Free School District, GO, TAN	1.000%	6/24/11	2,500,000	2,500,579
West Seneca, NY, GO, BAN	1.000%	12/21/11	516,000	516,881

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
General Obligation - continued
Woodbury Town, NY, GO, BAN	1.000%	11/3/11	$1,075,000	$1,075,995

Total General Obligation				99,935,678

Health Care - 4.8%
New York City, NY, Health & Hospital Corp. Revenue, LOC-JPMorgan Chase	0.180%	2/15/26	285,000	285,000	(a)(b)
New York State Dormitory Authority Revenue:
Mental Health Services, SPA-HSBC Bank USA	0.160%	2/15/31	5,850,000	5,850,000	(a)(b)
Mental Health Services, SPA-JPMorgan Chase	0.170%	2/15/31	640,000	640,000	(a)(b)
Non-State Supported Debt, Northern Westchester Association, LOC-TD Bank N.A.	0.110%	11/1/34	5,800,000	5,800,000	(a)(b)
Syracuse, NY, Industrial Development Agency, Civic Facility Revenue, Crouse Health Hospital Inc. Project, LOC-HSBC Bank USA N.A.	0.200%	1/1/23	1,435,000	1,435,000	(a)(b)
Tompkins County, NY, Industrial Development Agency Revenue, Civic Facility, Ithacare Center Co., LOC-Bank of America N.A.	0.200%	2/1/37	10,245,000	10,245,000	(a)(b)
Westchester County, NY, Industrial Development Agency, Civic Facility Revenue, Northern Westchester Hospital Association, LOC-Commerce Bank N.A.	0.130%	11/1/24	2,100,000	2,100,000	(a)(b)

Total Health Care				26,355,000

Housing: Multi-Family - 14.7%
New York City, NY, HDC, MFH Revenue:
3463 Third Avenue Realty LLC, LOC-Citibank N.A.	0.190%	7/1/37	1,825,000	1,825,000	(a)(b)(c)
BX Parkview Associates LLC, LOC-Citibank N.A.	0.200%	12/1/36	5,600,000	5,600,000	(a)(b)(c)
LIQ-JPMorgan Chase	0.200%	5/1/15	11,190,000	11,190,000	(a)(b)
New York City, NY, HDC, Multi-Family Mortgage Revenue:
Boricua Village Apartments, LOC-Citibank N.A.	0.200%	9/1/42	7,300,000	7,300,000	(a)(b)(c)
Hewitt Westchester LP, LOC-Bank of America N.A.	0.180%	11/1/48	1,400,000	1,400,000	(a)(b)
Las Casas Development, LOC-Bank of America N.A.	0.210%	10/1/40	3,250,000	3,250,000	(a)(b)(c)
Sons of Italy Apartments, LOC-Wells Fargo Bank N.A.	0.200%	2/1/49	4,170,000	4,170,000	(a)(b)
The Dorado Apartments, LOC-Citibank N.A.	0.200%	6/1/40	3,020,000	3,020,000	(a)(b)(c)
New York City, NY, HDC, Residential Revenue, Queens College, LOC-RBS Citizens N.A., FHLB	0.180%	6/1/43	1,700,000	1,700,000	(a)(b)
New York State Housing Finance Agency Revenue:
345 East 94th Street Associates LLC, LIQ- FHLMC	0.170%	11/1/30	300,000	300,000	(a)(b)(c)
350 West 43rd Street Housing, LOC- Landesbank Hessen-Thuringen	0.270%	11/1/34	600,000	600,000	(a)(b)(c)
Admiral Halsey Senior Apartments, LOC- Citibank N.A.	0.190%	5/1/37	3,550,000	3,550,000	(a)(b)(c)
Baisley Park Gardens, LOC-Citibank N.A.	0.190%	11/1/39	4,700,000	4,700,000	(a)(b)
FNMA, LIQ-FNMA	0.170%	5/15/31	1,200,000	1,200,000	(a)(b)(c)
FNMA, LIQ-FNMA	0.150%	5/15/39	3,700,000	3,700,000	(a)(b)
Prospect Plaza Apartments, LOC-Citibank N.A.	0.200%	11/1/39	275,000	275,000	(a)(b)(c)
Remeeder Houses, LOC-Citibank N.A.	0.210%	5/1/39	4,030,000	4,030,000	(a)(b)(c)
Shore Hill Housing Associates LP, LIQ-FHLMC	0.170%	5/1/45	6,150,000	6,150,000	(a)(b)
New York State Housing Finance Agency Service, Contract Revenue:
LOC-Bank of America N.A.	0.160%	9/15/21	2,395,000	2,395,000	(a)(b)
LOC-Bank of America N.A.	0.170%	9/15/21	6,400,000	6,400,000	(a)(b)
New York, NY, HDC, MFH Revenue, 90 West St., LIQ-FNMA	0.170%	3/15/36	3,370,000	3,370,000	(a)(b)

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Housing: Multi-Family - continued
New York, NY, HDC, Multi-Family Revenue, Aldus St. Apartments, LOC-Keybank N.A.	0.170%	6/15/37	$5,000,000	$5,000,000	(a)(b)(c)

Total Housing: Multi-Family				81,125,000

Housing: Single Family - 6.2%
New York State Housing Finance Agency, 750 Sixth Avenue, FNMA-Collateralized	0.170%	5/15/31	1,700,000	1,700,000	(a)(b)(c)
New York State Housing Finance Agency Revenue:
10 Barclay Street, LIQ-FNMA	0.170%	11/15/37	100,000	100,000	(a)(b)
316 11th Avenue Housing, LIQ-FNMA	0.170%	5/15/41	2,325,000	2,325,000	(a)(b)
505 West 37th Street, LOC-Landesbank Hessen- Thuringen	0.200%	5/1/42	13,000,000	13,000,000	(a)(b)(c)
West 37th Street, LOC-Landesbank Hessen- Thuringen	0.180%	5/1/42	3,300,000	3,300,000	(a)(b)
New York State Mortgage Agency Revenue:
Homeowner Mortgage, SPA-Dexia Credit Local	0.500%	4/1/37	2,800,000	2,800,000	(a)(b)(c)
Homeowner Mortgage, SPA-Dexia Credit Local	0.750%	10/1/37	5,000,000	5,000,000	(a)(b)(c)
New York State Mortgage Agency, Homeowner Mortgage Revenue, SPA-Dexia Credit Local	0.380%	10/1/37	2,500,000	2,500,000	(a)(b)(c)
Ramapo, NY, Housing Authority Revenue, Spring Valley Homes Redevelopment Project LLC, LIQ- FNMA	0.180%	12/15/38	3,400,000	3,400,000	(a)(b)(c)

Total Housing: Single Family				34,125,000

Industrial Revenue - 7.2%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, Living Residential Corporation Project, LOC-HSBC Bank USA N.A.	0.180%	2/1/37	1,540,000	1,540,000	(a)(b)
Hempstead, NY, IDA Revenue, Refunding, Trigen Nassau Energy, LOC-Societe Generale	0.230%	9/15/15	9,150,000	9,150,000	(a)(b)(c)
Lancaster, NY, IDA, IDR, Sealing Devices Inc. Facility, LOC-HSBC Bank USA N.A.	0.300%	12/1/20	1,760,000	1,760,000	(a)(b)(c)
Monroe County, NY, IDA Revenue, Margaret Woodbury Strong, LOC-JPMorgan Chase	0.200%	4/1/35	3,350,000	3,350,000	(a)(b)
Nassau County, NY, IDA, Civic Facility Revenue, Cold Spring Harbour Laboratory, SPA-JPMorgan Chase	0.100%	1/1/42	1,600,000	1,600,000	(a)(b)
New York City, NY, IDA, IDR, PS Bibbs Inc., LOC- JPMorgan Chase	0.340%	6/1/21	1,365,000	1,365,000	(a)(b)(c)
New York City, NY, Industrial Development Agency Revenue, FC Hanson Office Associates LLC, LOC- ING Bank NV, Lloyds TSB Bank PLC	0.170%	12/1/39	2,400,000	2,400,000	(a)(b)
New York City, NY, Industrial Development Agency, Civic Facility Revenue, Auditory, Oral School Project, LOC-Wells Fargo Bank N.A.	0.170%	12/1/32	1,615,000	1,615,000	(a)(b)
Oneida County, NY, Industrial Development Agency, Civic Facility Revenue, Mohawk Valley, St. Lukes, LOC-Bank of America N.A.	0.210%	6/1/31	4,230,000	4,230,000	(a)(b)
Rockland County, NY, IDA, IDR, Intercos America Inc. Project, LOC-HSBC Bank USA N.A.	0.450%	1/1/21	2,855,000	2,855,000	(a)(b)(c)
Rockland County, NY, Industrial Development Agency, Civic Facility Revenue, Rockland Jewish Community Center Corp., LOC-Wells Fargo Bank N.A.	0.130%	12/1/32	5,875,000	5,875,000	(a)(b)
Suffolk County, NY, IDA, IDR, Spellman/Merrill Realty, LOC-HSBC Bank USA N.A.	0.450%	12/1/20	2,500,000	2,500,000	(a)(b)(c)
Suffolk County, NY, IDA, IDR, Third Project Wolf Family, LOC-HSBC Bank USA N.A.	0.450%	10/1/17	1,630,000	1,630,000	(a)(b)(c)

Total Industrial Revenue				39,870,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Life Care Systems - 0.3%
New York State Dormitory Authority Revenue, Catholic Health System Obligation, LOC-HSBC Bank USA	0.200%	7/1/25	$1,450,000	$1,450,000	(a)(b)

Miscellaneous - 0.3%
New York City, NY, Capital Resources Corp. Revenue, Loan Enhanced Assistance, LOC-Bank of America N.A.	0.220%	3/1/38	1,855,000	1,855,000	(a)(b)

Public Facilities - 3.3%
New York City, NY, Trust for Cultural Resources Revenue:
American Museum of Natural History, SPA- Wells Fargo Bank N.A.	0.130%	4/1/29	1,795,000	1,795,000	(a)(b)
American Museum of Natural History, SPA- Wells Fargo Bank N.A.	0.130%	4/1/44	3,550,000	3,550,000	(a)(b)
American Museum of Natural History, SPA- Wells Fargo Bank N.A.	0.130%	4/1/44	700,000	700,000	(a)(b)
Lincoln Center for the Performing Arts Inc., LOC-Bank of America N.A.	0.130%	12/1/35	2,575,000	2,575,000	(a)(b)
New York Botanical Garden, LOC-JPMorgan Chase	0.160%	7/1/32	2,590,000	2,590,000	(a)(b)
New York State Dormitory Authority Revenue, Metropolitan Museum of Art	0.170%	7/1/15	7,150,000	7,150,000	(a)(b)

Total Public Facilities				18,360,000

Tax Allocation - 0.7%
Nassau County, NY, Interim Finance Authority, Sales Tax Secured, SPA-BNP Paribas	0.200%	11/15/15	3,815,000	3,815,000	(a)(b)

Transportation - 9.4%
MTA, NY Dedicated Tax Fund:
LOC-KBC Bank NV	0.160%	11/1/34	16,070,000	16,070,000	(a)(b)
LOC-Lloyds TSB Bank PLC	0.160%	11/1/34	1,390,000	1,390,000	(a)(b)
LOC-Scotiabank	0.160%	11/1/34	2,550,000	2,550,000	(a)(b)
MTA, NY, Revenue:
Dedicated Tax, AGM, SPA-Dexia Credit Local	0.500%	11/1/22	2,100,000	2,100,000	(a)(b)
Transportation, LOC-Landesbank Hessen- Thuringen	0.140%	11/1/35	5,100,000	5,100,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY Revenue, Refunding, MTA Bridges Tunnels, AGM, SPA-JPMorgan Chase	0.200%	1/1/19	700,000	700,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenue:
Refunding, Gem Subordinated, SPA-Bank of America N.A.	0.190%	1/1/32	2,460,000	2,460,000	(a)(b)
SPA-ABN AMRO Bank N.V.	0.180%	11/1/32	1,425,000	1,425,000	(a)(b)
SPA-Dexia Credit Local	0.500%	1/1/33	11,400,000	11,400,000	(a)(b)
Subordinated, SPA-Dexia Credit Local	0.500%	1/1/32	8,000,000	8,000,000	(a)(b)
Triborough Bridge & Tunnel Authority, NY, Revenues, SPA-JPMorgan Chase	0.150%	1/1/32	640,000	640,000	(a)(b)

Total Transportation				51,835,000

Utilities - 5.5%
Long Island Power Authority, NY, Electric System Revenue:
AGM, SPA-Dexia Credit Local	0.230%	12/1/29	1,800,000	1,800,000	(a)(b)
AGM, SPA-Dexia Credit Local	0.550%	12/1/29	13,000,000	13,000,000	(a)(b)
New York State Power Authority, TECP, LOC- JPMorgan Chase, Bank of Nova Scotia, State Street Bank & Trust Co., Wells Fargo Bank N.A., Bank of New York	0.270%	7/14/11	15,700,000	15,700,000

Total Utilities				30,500,000

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Water & Sewer - 4.9%
New York City, NY, MFA, Water & Sewer System Revenue, Second General Resolution Fiscal 2008, SPA-Fortis Bank SA	0.120%	6/15/34	$400,000	$400,000	(a)(b)
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue:
Second General Resolution, SPA-Bank of Nova Scotia	0.100%	6/15/38	2,100,000	2,100,000	(a)(b)
Second General Resolution, SPA-Fortis Bank S.A.	0.100%	6/15/36	100,000	100,000	(a)(b)
SPA-Dexia Credit Local	0.700%	6/15/33	17,080,000	17,080,000	(a)(b)
SPA-Landesbank Hessen-Thuringen	0.140%	6/15/39	7,650,000	7,650,000	(a)(b)

Total Water & Sewer				27,330,000

TOTAL INVESTMENTS - 99.9% (Cost - $551,475,678#)				551,475,678
Other Assets in Excess of Liabilities - 0.1%				645,363

TOTAL NET ASSETS - 100.0%				$552,121,041

(a)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(b)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

(c)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
BAN	— Bond Anticipation Notes
CSD	— Central School District
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
GO	— General Obligation
HDC	— Housing Development Corporation
IDA	— Industrial Development Authority
IDR	— Industrial Development Revenue
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFA	— Municipal Finance Authority
MFH	— Multi - Family Housing
MTA	— Metropolitan Transportation Authority
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TAN	— Tax Anticipation Notes
TECP	— Tax Exempt Commercial Paper
TFA	— Transitional Finance Authority
XLCA	— XL Capital Assurance Inc. - Insured Bonds

See Notes to Schedule of Investments.

WESTERN ASSET NEW YORK TAX FREE MONEY MARKET FUND

Schedule of Investments (unaudited) (cont’d)	May 31, 2011

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
A-1	61.9%
VMIG 1	26.6
AA/Aa	0.6
SP-1	0.3
A	0.1
MIG 1	0.1
NR	10.4

100.0%

*	As a percentage of total investments.

**	Standard & Poor’s primary rating; Moody’s secondary, then Fitch. The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower.

See pages 8 through 11 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Long-term security ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Short-term security ratings (unaudited) (cont’d)

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset New York Tax Free Money Market Fund (the “Fund”) is a separate non-diversified series of Legg Mason Partners Money Market Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. In accordance with Rule 2a-7 under the 1940 Act, money market instruments are valued at amortized cost, which approximates market value. This method involves valuing portfolio securities at their cost and thereafter assuming a constant amortization to maturity of any discount or premium. The Fund’s use of amortized cost is subject to its compliance with certain conditions as specified by Rule 2a-7 under the 1940 Act.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Short-term investments†	—	$551,475,678	—	$551,475,678

† See Schedule of Investments for additional detailed categorizations.

(b) Fund Concentration. Since the Fund invests primarily in obligations of issuers within New York, it is subject to possible risks associated with economic, political, credit or legal developments or industrial or regional matters specifically affecting New York.

(c) Credit and Market Risk. The Fund may invest in instruments specifically structured so that they are eligible for purchase by money market funds, including securities that have demand, tender or put features, or interest rate reset features. Structured instruments may take the form of participation interests or receipts in underlying securities or other assets, and in some cases are backed by a financial institution serving as a liquidity provider. Some of these instruments may have an interest rate swap feature which substitutes a floating or variable interest rate for the fixed interest rate on an underlying security, and some may be asset-backed or mortgage-backed securities. Structured instruments are a type of derivative instrument and the payment and credit qualities of these instruments derive from the assets embedded in the structure.

(d) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended May 31, 2011, the Fund did not invest in derivative instruments and does not have any intention to do so in the future.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Money Market Trust

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date: July 22, 2011

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date: July 22, 2011